Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 20,171,000	$ 9,227,000	$ 26,126,000
Restricted cash equivalents - deferred compensation	822,000	822,000	2,506,000
Funds held in escrow related to the sales of business units		2,450,000	4,800,000
Amounts due from buyers related to the sales of business units		301,000	5,002,000
Prepaid expenses and other current assets	163,000	216,000	426,000
Current assets of discontinued operations			12,000
Total current assets		13,016,000	38,872,000
Total assets	21,156,000	13,016,000
Current liabilities:
Accounts payable	37,000	105,000	570,000
Accrued compensation and related benefits	48,000	304,000	896,000
Deferred compensation	821,000	821,000	2,506,000
Other current liabilities	371,000	291,000	1,614,000
Current liabilities of discontinued operations	693,000	1,194,000	3,565,000
Total current liabilities		2,715,000	9,151,000
Total liabilities	1,970,000	2,715,000
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, 100,000,000 shares authorized; 6,552,352 shares issued and 6,197,760 shares outstanding at March 31, 2012, 6,547,354 shares issued and 6,194,705 shares outstanding at December 31, 2011 and 13,716,794 shares issued and 13,372,819 shares outstanding at December 31, 2010	7,000	7,000	14,000
Additional paid-in capital	92,526,000	92,479,000	111,525,000
Accumulated deficit	(72,634,000)	(81,477,000)	(81,131,000)
Treasury stock; at cost, 354,592 shares at March 31, 2012, 352,649 shares at December 31, 2011 and 343,975 shares at December 31, 2010	(713,000)	(708,000)	(687,000)
Total stockholders' equity	19,186,000	10,301,000	29,721,000
Total liabilities and stockholders' equity	21,156,000	13,016,000	38,872,000
Preferred stock
Stockholders' equity:
Preferred stock
Series D convertible preferred stock, non-voting
Stockholders' equity:
Preferred stock
Series A junior participating preferred stock
Stockholders' equity:
Preferred stock